Leases - Schedule of Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Leases [Absract]
Operating lease cost	¥ 229,718,169	¥ 279,526,257
Variable lease cost	20,286,865	22,664,025
Short-term lease cost		200,917
Total rental expense	250,005,034	302,391,199
Operating lease right-of-use assets	493,308,393	785,437,497
Current operating lease liabilities	178,115,199	189,834,647
Non-current operating lease liabilities	380,075,128	653,658,810
Total operating lease liabilities	558,190,327	843,493,457
Cash paid for amounts included in the measurement of lease liabilities	204,719,215	256,087,221
Right-of-use assets obtained in exchange for new lease liabilities	¥ 16,855,171	¥ 151,906,824
Weighted-average remaining lease term (years)	3 years 5 months 12 days	4 years 3 months 29 days
Weighted-average discount rate	6.01%	6.23%